SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Plant and equipment, gross		$ 43,375	$ 38,119
Less: Accumulated depreciation		(10,238)	(7,886)
Plant and equipment, net	$ 25,769	33,137	30,233
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross		277	43
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross		42,098	37,185
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross		$ 1,000	$ 891